LOSS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator
Net Income (Loss)	¥ (102,376)	$ (14,025)	¥ (475,968)	¥ (300,765)
Deemed dividend	0	0	0	(446,419)
Net loss attributable to ordinary shareholders	¥ (102,376)	$ (14,025)	¥ (475,968)	¥ (747,184)
Denominator
Weighted average number of ordinary shares outstanding, basic (in shares)	129,188,125	129,188,125	124,783,013	115,534,593
Weighted average number of ordinary shares outstanding, diluted (in shares)	129,188,125	129,188,125	124,783,013	115,534,593
Basic net loss per share attributable to ordinary shareholders (amounts per share) | (per share)	¥ (0.79)	$ (0.11)	¥ (3.81)	¥ (6.47)
Diluted net loss per share attributable to ordinary shareholders (amounts per share) | (per share)	¥ (0.79)	$ (0.11)	¥ (3.81)	¥ (6.47)